Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.57963%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$760,239.26

Principal:
Principal Collections	$15,324,760.16
Prepayments in Full	$6,792,822.04
Liquidation Proceeds	$266,508.70
Recoveries	$103,929.99
Sub Total	$22,488,020.89
Collections	$23,248,260.15

Purchase Amounts:
Purchase Amounts Related to Principal	$341,317.39
Purchase Amounts Related to Interest	$1,019.81
Sub Total	$342,337.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,590,597.35

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,590,597.35
Servicing Fee	$338,080.54	$338,080.54	$0.00	$0.00	$23,252,516.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,252,516.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,252,516.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,252,516.81
Interest - Class A-3 Notes	$166,437.06	$166,437.06	$0.00	$0.00	$23,086,079.75
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$22,944,248.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,944,248.08
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$22,887,273.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,887,273.41
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$22,844,893.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,844,893.83
Regular Principal Payment	$21,260,116.16	$21,260,116.16	$0.00	$0.00	$1,584,777.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,584,777.67
Residual Released to Depositor	$0.00	$1,584,777.67	$0.00	$0.00	$0.00
Total		$23,590,597.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,260,116.16
Total					$21,260,116.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,260,116.16	$56.32	$166,437.06	$0.44	$21,426,553.22	$56.76
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$21,260,116.16	$16.14	$407,622.98	$0.31	$21,667,739.14	$16.45

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,708,588.16	0.4336651	$142,448,472.00	0.3773469
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$351,148,588.16	0.2665588	$329,888,472.00	0.2504201

Pool Information
Weighted Average APR	2.239%	2.234%
Weighted Average Remaining Term	30.97	30.15
Number of Receivables Outstanding	30,180	29,320
Pool Balance	$405,696,644.13	$382,699,161.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$377,495,361.54	$356,235,245.38
Pool Factor	0.2837043	0.2676221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$26,463,916.38
Targeted Overcollateralization Amount	$52,810,689.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,810,689.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$272,074.08
(Recoveries)		139	$103,929.99
Net Loss for Current Collection Period			$168,144.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4973%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3491%
Second Prior Collection Period			0.7146%
Prior Collection Period			0.6635%
Current Collection Period			0.5119%
Four Month Average (Current and Prior Three Collection Periods)			0.5597%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,838	$11,834,459.90
(Cumulative Recoveries)			$1,576,640.97
Cumulative Net Loss for All Collection Periods			$10,257,818.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7173%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,170.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,614.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	351	$5,884,857.37
61-90 Days Delinquent	0.16%	38	$604,981.45
91-120 Days Delinquent	0.08%	13	$315,982.41
Over 120 Days Delinquent	0.15%	29	$568,874.26
Total Delinquent Receivables	1.93%	431	$7,374,695.49

Repossession Inventory:
Repossessed in the Current Collection Period		22	$457,628.92
Total Repossessed Inventory		26	$610,539.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2544%
Prior Collection Period			0.2850%
Current Collection Period			0.2729%
Three Month Average			0.2708%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3893%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer